CONSOLIDATED BALANCE SHEETS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 25,932,438	156,987,201	554,278,809
Short term investment	0	0	877,350
Accounts receivable, net of allowance for doubtful accounts of 2012: RMB26,834; 2013: RMB404,711	3,161,388	19,138,096	15,621,678
Advances to suppliers, net	747,567	4,525,549	2,094,525
Prepayments and other current assets, net	5,362,770	32,464,598	76,022,204
Prepaid royalties	805,884	4,878,579	14,820,331
Deferred costs	11,269	68,217	900,961
Total current assets	36,021,316	218,062,240	664,615,858
Restricted cash	115,632	700,000	737,959
Investments in equity investees	8,399,515	50,848,141	76,017,792
Available-for-sale investment	0	0	6,285,500
Property, equipment and software	8,331,995	50,439,400	64,575,315
Goodwill	1,604,119	9,710,854	10,011,247
Intangible assets	21,250,446	128,643,824	155,049,811
Land use right	11,925,633	72,194,206	74,115,115
Other long-lived assets, net	2,656,307	16,080,483	60,936,775
Total assets	90,304,963	546,679,148	1,112,345,372
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of 19,753,814 and 29,038,215 as of December 31, 2012 and December 31, 2013 respectively)	11,460,156	69,376,348	54,947,197
Other taxes payable (including other taxes payable of the consolidated VIEs without recourse to the Group of 1,487,795 and 521,977 as of December 31, 2012 and December 31, 2013 respectively)	204,644	1,238,852	4,148,647
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of 7,119,429 and 8,550,844 as of December 31, 2012 and December 31, 2013 respectively)	3,121,405	18,896,049	17,878,053
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of nil and 7,886,222 as of December 31, 2012 and December 31, 2013 respectively)	792,863	4,799,753	0
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Group of 12,827,945 and 9,566,329 as of December 31, 2012 and December 31, 2013 respectively)	3,322,473	20,113,256	20,255,327
Refund of game points (including refund of game points of the consolidated VIEs without recourse to the Group of 169,998,682 as of both December 31, 2012 and December 31, 2013)	28,081,782	169,998,682	169,998,682
Other payables and accruals (including other payables and accruals of the consolidated VIEs without recourse to the Group of 22,014,045 and 22,798,639 as of December 31, 2012 and December 31, 2013 respectively)	7,544,062	45,669,488	50,484,656
Total current liabilities	54,527,385	330,092,428	317,712,562
Long-term accounts payables (including Long-term accounts payables of the consolidated VIEs without recourse to the Group of nil as of both December 31, 2012 and December 31, 2013)	3,487,209	21,110,517	39,912,925
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to the Group of nil as of both December 31, 2012 and December 31, 2013)	882,611	5,343,060	5,508,341
Total liabilities	58,897,205	356,546,005	363,133,828
Commitments and contingencies (Note 28)
The9 Limited shareholders' equity
Ordinary shares (US$0.01 par value; 250,000,000 shares authorized as of December 31, 2012 and 2013, 24,484,634 and 23,146,859 shares issued and outstanding as of December 31, 2012 and December 31, 2013, respectively)	310,849	1,881,784	1,997,390
Additional paid-in capital	355,538,065	2,152,320,786	2,148,416,134
Statutory reserves	4,637,161	28,071,982	28,071,982
Accumulated other comprehensive loss	(1,484,553)	(8,987,041)	(6,710,971)
Accumulated deficit	(315,934,036)	(1,912,569,874)	(1,386,308,302)
The9 Limited shareholders' equity	43,067,486	260,717,637	785,466,233
Noncontrolling interest	(11,659,728)	(70,584,494)	(36,254,689)
Total equity	31,407,758	190,133,143	749,211,544
Total liabilities and equity	$ 90,304,963	546,679,148	1,112,345,372